UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2 Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period:   9/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Swan Defined Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 91.5%
	EQUITY FUNDS - 91.5%
514,480	Consumer Discretionary Select Sector SPDR Fund	$ 31,192,922
692,515	Consumer Staples Select Sector SPDR Fund	27,562,097
342,447	Energy Select Sector SPDR Fund	28,382,007
1,519,132	Financial Select Sector SPDR Fund	30,261,110
603,105	Health Care Select Sector SPDR Fund	30,499,020
657,795	Industrial Select Sector SPDR Fund	30,501,954
685,055	Materials Select Sector SPDR Fund	28,772,310
852,389	Technology Select Sector SPDR Fund	27,302,020
701,004	Utilities Select Sector SPDR Fund	26,182,499
	TOTAL EXCHANGE TRADED FUNDS (Cost - $236,075,754)	260,655,939

Contracts
	PURCHASED OPTIONS - 4.8%
	PURCHASED PUT OPTIONS - 4.8%
847	S&P 500 Index, Expiration December 2014, Exercise Price $1,450	5,204,815
9	S&P 500 Index, Expiration December 2014, Exercise Price $1,475	60,705
47	S&P 500 Index, Expiration December 2014, Exercise Price $1,500	347,565
101	S&P 500 Index, Expiration December 2014, Exercise Price $1,550	895,365
73	S&P 500 Index, Expiration December 2014, Exercise Price $1,575	707,735
21	S&P 500 Index, Expiration December 2014, Exercise Price $1,600	222,285
103	S&P 500 Index, Expiration December 2014, Exercise Price $1,625	1,189,135
103	S&P 500 Index, Expiration December 2014, Exercise Price $1,650	1,296,255
148	S&P 500 Index, Expiration December 2014, Exercise Price $1,675	2,028,340
105	S&P 500 Index, Expiration December 2014, Exercise Price $1,700	1,565,025
400	SPDR S&P 500 ETF Trust, Expiration November 2013, Exercise Price $163	74,000
50	SPDR S&P 500 ETF Trust, Expiration December 2013, Exercise Price $171	31,450
		13,622,675
	PURCHASED CALL OPTIONS - 0.0%
3,000	CBOE SPX Volatility Index, Expiration October 2013, Exercise Price $21	127,500
50	SPDR S&P 500 ETF Trust, Expiration December 2013, Exercise Price $171	15,450
		142,950

	TOTAL PURCHASED OPTIONS (Cost - $26,297,788)	13,765,625

Shares
	SHORT TERM INVESTMENTS - 5.6%
	MONEY MARKET FUND - 5.6%
16,004,890	Dreyfus Treasury Cash Management, 0.04% *	16,004,890
	TOTAL SHORT TERM INVESTMENTS (Cost - $16,004,890)

	TOTAL INVESTMENTS - 101.9% (Cost - $278,378,432)(a)	$ 290,426,454
	CALL OPTIONS WRITTEN - (0.3) % (Premiums Received - $1,079,425)	(786,920)
	PUT OPTIONS WRITTEN - (1.1) % (Premiums Received - $1,745,152)	(3,039,580)
	OTHER LIABILITIES LESS ASSETS - (0.5) %	(1,579,877)
	NET ASSETS - 100.0%	$ 285,020,077

Contracts	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3) %
3,000	CBOE SPX Volatility Index, Expiration October 2013, Exercise Price $18	$ 217,500
1,604	S&P 500 Index, Expiration November 2013, Exercise Price $1,765	569,420
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,079,425)	$ 786,920
	SCHEDULE OF PUT OPTIONS WRITTEN - (1.1) %
1,604	S&P 500 Index, Expiration November 2013, Exercise Price $1,625	$ 3,039,580
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,745,152)

* Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes including options written is $268,251,414 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 24,640,284
	Unrealized depreciation:	(6,291,744)
	Net unrealized appreciation	$ 18,348,540

Swan Defined Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Swan Defined Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's assets carried at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 260,655,939	$ -	$ -	$ 260,655,939
Purchased Put Options	13,622,675	-	-	13,622,675
Purchased Call Options	142,950	-	-	142,950
Short Term Investments	16,004,890	-	-	16,004,890
Total	$ 290,426,454	$ -	$ -	$ 290,426,454
Liabilities
Call Options Written	$ 786,920	$ -	$ -	$ 786,920
Put Options Written	3,039,580	-	-	3,039,580
Total	$ 3,826,500	$ -	$ -	$ 3,826,500
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

Options Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Securities - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/13

By

*/s/ Brian Curley

       Brian Curley, Treasurer

Date

11/29/13